RELATED PARTIES	12 Months Ended
Dec. 31, 2010
RELATED PARTIES
RELATED PARTIES

26. RELATED PARTIES

        Related parties include entities under common ownership and control with the Group, affiliated companies and associated companies.

        As of December 31, 2010 and 2009, accounts receivable from and accounts payable to related parties were as follows:

	December 31,
	2010	2009
Accounts receivable:
Sitronics, a subsidiary of Sistema	$1,320	$1,933
Intellect Telecom, a subsidiary of Sistema	117	622
Sky Link and subsidiaries	—	7,467
Svyazinvest and subsidiaries	—	4,446
Other related parties	1,236	2,230

Total accounts receivable, related parties	$2,673	$16,698

Accounts payable:
Sitronics, a subsidiary of Sistema	$37,007	$68,296
Maxima, a subsidiary of Sistema	8,965	6,511
Svyazinvest and subsidiaries	—	2,299
Sky Link and subsidiaries	—	488
Other related parties	7,012	2,895

Total accounts payable, related parties	$52,984	$80,489

        The Group does not have the intent and ability to offset the outstanding accounts payable and accounts receivable with related parties under the terms of existing agreements.

Operating Transactions

        For the years ended December 31, 2010, 2009 and 2008, operating transactions with related parties are as follows:

	2010	2009	2008
Revenues from related parties:
Svyazinvest and subsidiaries (interconnection, commission for provision of DLD/ILD services to the Group's subscribers and other)	$33,869	$43,174	$63,147
Sky Link and subsidiaries (interconnection and other)	7,395	9,857	7,977
Mezhregion Tranzit Telecom (interconnection, line rental, commission for provision of DLD/ILD services to the Group's subscribers, and other)	—	11,465	128,560
Other related parties	10,993	7,653	10,306

Total revenues to related parties	$52,257	$72,149	$209,990

Operating expenses incurred on transactions with related parties:
RA Maxima, a subsidiary of Sistema (advertising)	$76,158	$102,005	$138,756
Mediaplanning, a subsidiary of Sistema (advertising)	59,171	23,782	82,036
Sitronics, a subsidiary of Sistema (IT consulting)	56,610	52,211	39,646
Svyazinvest and subsidiaries (interconnection and other)	29,210	28,997	41,533
Sistema-Invenchur, a subsidiary of Sistema (consulting services related to the sale of Svyazinvest shares (Note 15))	11,262	—	—
City Hals (rent, repair, maintenance and cleaning services)	9,542	9,988	13,835
AB Safety, an affiliate of Sistema (security services)	9,267	5,576	—
MTS Belarus, an associated company of the Group	5,539	—	—
Mezhregion Tranzit Telecom (interconnection, line rental and other)	—	18,115	191,155
Other related parties	15,584	15,705	10,883

Total operating expenses incurred on transactions with related parties	$272,343	$256,379	$517,844

        During 2010 Sky Link, Sistema-Hals, City Hals, a subsidiary of Sistema-Hals, and Svyazinvest ceased to be related to the Group. Transactions with these companies and their subsidiaries which took place prior to the dates when they became unrelated are disclosed as transactions with related parties.

        In the year ended December 31, 2007 Comstar-Direct, a subsidiary of Comstar-UTS, sold substantially all TV content and certain property, plant and equipment to Sistema Mass Media for $14.8 million (exclusive of VAT). Respective gains totaling $2.7 million were included in other income in the accompanying consolidated statement of operations. In the year ended December 31, 2008, respective receivables were transferred to SMM in the course of reorganization of Comstar-Direct (see Note 3).

Investing and financing transactions

        During the years ended December 31, 2010 and 2009 the Group made certain investments in and loans to related parties. Respective balances are summarized as follows:

	December 31,
	2010	2009
Loans to, promissory notes and investments in shares of related parties:
Short-term investments (Note 6)
MBRD, a subsidiary of Sistema	—	$992

Total short-term investments in related parties	$—	$992

Other investments (Note 16)
Sistema	24,455	20,449
Intellect Telecom, a subsidiary of Sistema	—	12,808
Loan receivable from Mr Pierre Fattouche and Mr Moussa Fattouche	91,503	—

Total other investments to related parties	$115,958	$33,257

Investments in shares (Note 16)
MBRD, a subsidiary of Sistema	5,208	5,248
Sistema Mass Media, a subsidiary of Sistema	3,827	3,856
Other	728	1,434

Total investments in shares of related parties	$9,763	$10,538

        Moscow Bank of Reconstruction and Development ("MBRD")—The Group has a number of loan agreements and also maintains certain bank and deposit accounts with MBRD, a subsidiary of Sistema. As of December 31, 2010 and 2009, the Group's cash position at MBRD amounted to $378.7 million and $963.6 million in current accounts, respectively. Deposit accounts in MBRD included deposit accounts with original maturities in excess of three months but less than twelve months totaling $nil and $1.0 million as of December 31, 2010 and 2009, respectively, which are classified as short-term investments in the accompanying consolidated statements of financial position. The interest accrued on the deposits and cash on current accounts for the years ended December 31, 2010, 2009 and 2008, amounted to $19.7 million, $25.1 million and $43.2 million, respectively, and was included as a component of interest income in the accompanying consolidated statements of operations.

        Loans payable to MBRD amounted to $0.3 million and $1.2 million as of December 31, 2010 and 2009, respectively. Interest expense on these loans for the years ended December 31, 2010 and 2009, 2008 amounted to $nil, $0.8 million and $1.3 million, respectively.

        Sistema—In November 2009, the Group accepted a promissory note from Sistema as repayment of a loan principle and interest accrued to date under the agreement with Sistema-Hals (Note 16). The note is interest free and is repayable in 2017. As of December 31, 2010 the amount receivable of $20.3 million was included in other investments in the accompanying consolidated statement of financial position.

        In June 2010, the Group accepted a promissory note from Sistema in exchange for promissory note of Sky Link. The note is interest free and is repayable upon demand. As of December 31, 2010 the amount receivable of $4.2 million was included in other investments in the accompanying consolidated statement of financial position.

        Sistema Mass Media ("SMM")—In 2009 the Group had various loans and promissory notes payable to SMM, a subsidiary of Sistema. As of December 31, 2009 these loans and notes were fully repaid. Interest expense on these loans and notes for the year ended December 31, 2009 amounted to $1.4 million.

        Intellect Telecom—During the years ended December 31, 2009 the Group granted loans to Intellect Telecom, a subsidiary of Sistema. These loans bear interest of 7.0% and 11.0%, respectively, and mature in 2012. As of December 31, 2010 these loans have been fully repaid prior to their maturity date (Note 16). Loans receivable from Intellect Telecom amounted to $nil and $12.8 million as of December 31, 2010 and 2009, respectively.

        Investments in ordinary shares—As of December 31, 2010 and 2009 the Group had several investments in shares of subsidiaries and affiliates of Sistema totaling $9.8 million and $10.5 million, respectively. The main investments are 2.82% of MBRD and 3.14% of SMM, subsidiaries of Sistema.

        Sky Link and subsidiaries—In 2009 and 2008, Sky Link, an affiliate of Sistema, repaid the Group $14.3 million and $3.4 million, respectively, of outstanding indebtedness, which resulted in partial reversal of a provision for uncollectible loans recorded by the Group in 2007 and recognition of a gain of $4.3 million in the accompanying consolidated statement of operations for the year ended December 31, 2009.

        Sitronics—During the years ended December 31, 2010, 2009 and 2008, the Group acquired from Sitronics and its subsidiaries telecommunications equipment, software and billing systems (FORIS) for approximately $272.6 million, $190.1 million and $357.6 million, respectively. In addition during the years ended December 31, 2010, 2009 and 2008, the Group purchased SIM cards and prepaid phone cards for approximately $29.9 million, $32.4 million and $39.6 million, respectively. As of December 31, 2010 and 2009 the advances given to Sitronics and its subsidiaries amounted to $144.6 million and $23.7 million, respectively. These amounts were included into property, plant and equipment and intangible assets in the accompanying consolidated statements of financial position.

        Maxima Advertising Agency ("Maxima")—During the years ended December 31, 2010, 2009 and 2008, the Group had agreements for advertising services with Maxima, a subsidiary of Sistema. Advertising costs related to Maxima for the years ended December 31, 2010, 2009 and 2008, amounted to $76.2 million, $102.0 million and $138.8 million, respectively.

        Mediaplanning—During the years ended December 31, 2010, 2009 and 2008, the Group entered into a number of agreements to purchase advertising services with Mediaplanning, a subsidiary of Sistema. Related advertising costs recorded for the years ended December 31, 2010, 2009 and 2008 amounted to $59.2 million, $23.8 million and $82.0 million, respectively.

        Sistema-Hals—In October 2008, the Group entered into an agreement for the construction of an aerial system in Moscow metro with Sistema-Hals. As of December 31, 2009 the advances given to Sistema-Hals under this agreement amounted to $6.7 million. This amount was included into property, plant and equipment in the accompanying consolidated statements of financial position.

        MGTS, a subsidiary of Comstar-UTS, entered into a series of agreements with Sistema-Hals on project development and reconstruction of buildings which house MGTS' automatic telephone exchanges. As of December 31, 2009, as a result of the work performed by Sistema-Hals under these contracts, MGTS recorded a liability of $38.3 million payable to Sistema-Hals.

        InvestSvyazHolding—The Group entered into agreements with InvestSvyazHolding, a subsidiary of Sistema, for leasing of network equipment and a billing system. These leases were recorded as capital leases. The value of leased assets is insignificant.

        Svyazinvest—During the years ended December 31, 2010, 2009 and 2008, the Group paid dividends to Svyazinvest amounting to $nil, $nil, $3.6 million, respectively. For the years ended December 31, 2010, 2009 and 2008, the Group received dividends from Svyazinvest totaling $nil, $nil and $2.4 million, respectively.